SHARE CAPITAL - Schedule of Movement of Shares Issued and Outstanding (Details) - shares							3 Months Ended	12 Months Ended
	Dec. 06, 2024	Dec. 05, 2024	Nov. 08, 2024	May 03, 2024	Aug. 15, 2023	Mar. 03, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A Redeemable Junior Preferred Shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding beginning balance (in shares)							100,460,280	100,460,280	100,460,280	0
Issuances (in shares)								0	0	100,460,280
Acquisition of treasury shares, net (in shares)								0
Conversions (in shares)								(100,460,280)	0	0
Re-designation (in shares)								0
Outstanding ending balance (in shares)								0	100,460,280	100,460,280
Class A Exchangeable Shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding, Beginning balance (in shares)							9,594,989	15,311,749	9,594,989	10,877,989
Issuances (in shares)							1,165,000	50,990	1,165,000	0
Acquisition of treasury shares, net (in shares)		(2,000,000)						(2,000,000)
Conversions (in shares)								2,030,341	4,551,760	(1,283,000)
Re-designation (in shares)								26,043,436
Outstanding, Ending balance (in shares)								41,436,516	15,311,749	9,594,989
Class A-1 Exchangeable Shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding, Beginning balance (in shares)							0	28,073,777	0	0
Issuances (in shares)								0	32,934,574	0
Acquisition of treasury shares, net (in shares)								0
Conversions (in shares)								(2,030,341)	(4,860,797)	0
Re-designation (in shares)								(26,043,436)
Outstanding, Ending balance (in shares)								0	28,073,777	0
Class B Shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding, Beginning balance (in shares)							24,000	24,000	24,000	24,000
Issuances (in shares)								0	0	0
Acquisition of treasury shares, net (in shares)								0
Conversions (in shares)								0	0	0
Re-designation (in shares)								0
Outstanding, Ending balance (in shares)								24,000	24,000	24,000
Class C Shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding, Beginning balance (in shares)							40,934,623	102,056,784	40,934,623	23,544,548
Issuances (in shares)			18,525,713	26,586,622	60,741,893			45,112,335	60,741,893	11,270,466
Acquisition of treasury shares, net (in shares)								0
Conversions (in shares)	53,947,528					380,268		53,947,528	380,268	6,119,609
Re-designation (in shares)								0
Outstanding, Ending balance (in shares)								201,116,647	102,056,784	40,934,623